Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
General and administrative expenses	$ 602,250	$ 104,287	$ 104,287	$ 1,079,899	$ 1,166,153
Loss from operations	(602,250)	(104,287)	(104,287)	(1,079,899)	(1,166,153)
Other income:
Change in fair value of over-allotment liability				285,738	26,558
Interest earned on bank account	8,577				20,498
Interest earned on cash held in Trust Account	1,860,392			722,270	5,465,237
Total other income	1,868,969			1,008,008	5,512,293
NET INCOME (LOSS)	$ 1,266,719	$ (104,287)	$ (104,287)	$ (71,891)	$ 4,346,140
Class A Ordinary Shares
Other income:
Weighted average shares outstanding, basic (in Shares)	18,488,125			3,223,571	18,488,125
Weighted average shares outstanding, diluted (in Shares)	18,488,125			3,223,571	18,488,125
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0.05			$ (0.01)	$ 0.18
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.05			$ (0.01)	$ 0.18
Class B Ordinary Shares
Other income:
Weighted average shares outstanding, basic (in Shares)	5,833,333	5,128,205	4,530,744	5,145,299	5,833,333
Weighted average shares outstanding, diluted (in Shares)	5,833,333	5,128,205	4,530,744	5,145,299	5,833,333
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0.05	$ (0.02)	$ (0.02)	$ (0.01)	$ 0.18
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.05	$ (0.02)	$ (0.02)	$ (0.01)	$ 0.18